UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION [Abstract]
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION
20.	UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION

The unaudited quarterly financial information for each of the quarters in the years ended December 31, 2019 and 2018 is presented below (dollars in thousands, except per share data):

	March 31, 2019	June 30, 2019	September 30, 2019	December 31, 2019
Total revenues	$134,703	$147,033	$139,034	$154,254
Net income	$44,965	$54,050	$51,704	$75,158
Earnings per share — Basic	$1.38	$1.69	$1.67	$2.43
Earnings per share — Diluted	$1.38	$1.68	$1.67	$2.43

	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Total revenues	$88,755	$102,673	$104,566	$122,305
Net income	$9,630	$24,344	$20,740	$31,009
Earnings per share — Basic	$0.34	$0.87	$0.68	$0.95
Earnings per share — Diluted	$0.34	$0.87	$0.68	$0.95